Property and equipment, net	12 Months Ended
Dec. 31, 2013
Property and equipment, net
Property and equipment, net

3. Property and equipment, net

        Property and equipment, net consisted of the following:

	December 31,
	2012	2013
Leasehold improvements	$1,593,739	$1,287,820
Computers and office equipment	3,303,347	4,329,524
Vehicle	144,453	370,346
Software	402,339	637,988

	5,443,878	6,625,678
Less: accumulated depreciation and amortization	(4,138,157)	(4,785,259)

Property and equipment, net	$1,305,721	$1,840,419

        Depreciation and amortization expense for property and equipment was $1,763,832, $1,456,990 and $1,296,956 for the years ended December 31, 2011, 2012 and 2013, respectively.